united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 95.6%
	BROAD MARKET - 95.6%
45,050	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$5,851,545
56,000	Vanguard Extended Market ETF	6,256,880
	TOTAL EXCHANGE TRADED FUNDS (Cost $11,751,582)	12,108,425

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
604,663	Fidelity Investments Money Market Funds Government Portfolio -	604,663
	Institutional Class to yield 1.02% * (Cost $604,663)

	TOTAL INVESTMENTS - 100.4% (Cost $12,356,245) (a)	$12,713,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(45,268)
	NET ASSETS - 100%	$12,667,820

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,356,245 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$356,843
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$356,843

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 12,108,425	$ -	$ -	$ 12,108,425
Short-Term Investment	604,663	-	-	604,663
Total	$ 12,713,088	$ -	$ -	$ 12,713,088

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Bond Rotation Fund (BDRAX, BDRCX, BDRIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 97.5%
	CORPORATE - 48.3%
128,000	SPDR Bloomberg Barclays High Yield Bond ETF	$4,700,160

	INDEX RELATED - 32.7%
62,950	SPDR Bloomberg Barclays Convertible Securities ETF	3,185,270

	MUNICIPALS - 16.5%
52,450	PowerShares Taxable Municipal Bond ETF	1,609,690

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,392,530)	9,495,120

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
268,296	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 1.02% * (Cost $268,296)	268,296

	TOTAL INVESTMENTS - 100.3% (Cost $9,660,826) (a)	$9,763,416
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(25,758)
	NET ASSETS - 100%	$9,737,658

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,662,552 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$100,864
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$100,864

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,495,120	$ -	$ -	$ 9,495,120
Short-Term Investment	268,296	-	-	268,296
Total	$ 9,763,416	$ -	$ -	$ 9,763,416

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES - 0.7%
5,154,859	Amur Finance VI LLC 8.000% due12/20/2024, 144A +	$4,794,018
4,622,570	AXIS Equipment Finance Receivables IV LLC, 8.830% due 3/20/2024, 144A	4,621,876
2,000,000	Fannie Mae Connecticut Avenue Securities, 5.737% due 5/25/2030, 1M Libor + 4.45%	2,080,189
	TOTAL ASSET BACKED SECURITIES (Cost $11,763,875)	11,496,083

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 99.1%
897,717	ABFC 2004-OPT4 Trust, 4.029% due 7/25/2033, 1M Libor + 2.70%	730,716
2,829,153	ABFC 2005-HE1 Trust, 2.379% due 3/25/2035, 1M Libor + 1.05%	2,031,483
3,991,337	ABFC 2005-WMC1Trust, 2.124% due 6/25/2035 , 1M Libor + 0.89%	2,490,189
5,189,000	ABFC 2007-NC1 Trust, 2.379% due 5/25/2037, 1M Libor + 1.00%, 144A	3,044,112
4,706,176	ABFS Mortgage Loan Trust 2002-2, 6.785% due 7/15/2033	3,532,280
5,880,688	ABFS Mortgage Loan Trust 2002-3, 5.902% due 9/15/2033	4,452,233
629,508	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 3.404% due 6/25/2034, 1M Libor + 2.03%	528,717
5,122,164	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 3.279% due 12/25/2034, 1M Libor + 1.95%	3,345,642
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.649% due 1/25/2035, 1M Libor + 1.32%	1,791,950
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 5.454% due 11/25/2033, 1M Libor + 4.13%	617,396
2,836,514	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 3.174% due 4/25/2035, 1M Libor + 1.85%	714,929
6,000,000	ACE Securities Corp Home Equity Loan Trust Series 2005-HE6, 1.809% due 10/25/2035, 1M Libor + 0.48%	4,480,657
17,847,509	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 2.069% due 11/25/2035, 1M Libor + 0.69%	12,051,431
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 4.239% due 8/25/2040, 1M Libor + 3.00%	1,626,787
3,009,411	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1.619% due 8/25/2036, 1M Libor + 0.29%	1,646,328
21,099,549	ACE Securities Corp Home Equity Loan Trust Series 2006-NC1, 1.809% due 12/25/2035, 1M Libor + 0.43%	8,826,380
11,846,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1.609% due 4/25/2036, 1M Libor + 0.28%	5,124,127
7,822,304	Adjustable Rate Mortgage Trust 2005-2, 2.679% due 6/25/2035, 1M Libor + 1.35%	4,997,860
667,995	Adjustable Rate Mortgage Trust 2005-3, 3.633% due 7/25/2035	639,104
22,406	Adjustable Rate Mortgage Trust 2005-3, 1.649% due 7/25/2035, 1M Libor + 0.32%	22,307
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 4.329% due 6/25/2034, 1M Libor + 3.00%	2,130,518
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 6.579% due 10/25/2034, 1M Libor + 5.25%	724,322
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1.829% due 10/25/2035, 1M Libor + 0.50%	11,783,478
70,153	AFC Home Equity Loan Trust, 2.027% due 12/22/2027, 1M Libor + 0.70%	67,610
7,567,864	AFC Trust Series 1999-4, 2.207% due 12/26/2029, 1M Libor + 0.88%, 144A	6,083,704
1,191,991	Alternative Loan Trust 2004-J9, 4.102% due 10/25/2034, 1M Libor + 2.78%	645,575
4,531,986	Alternative Loan Trust 2005-61, 1.708% due 12/25/2035, 1M Libor + 0.38%	3,855,993
4,537,445	Alternative Loan Trust 2006-OA22, 1.568% due 2/25/2047 , 1M Libor + 0.24%	2,838,457
5,452,752	American Home Mortgage Investment Trust 2005-1, 2.093% due 6/25/2045, 1M Libor + 0.86%	2,954,683
10,651,692	American Home Mortgage Investment Trust 2006-1, 1.709% due 3/25/2046, 1M Libor + 0.38%	6,646,038
3,336,608	Ameriquest Mort Sec Inc Asset Back Pas Thr Certs Ser 03 8 6.203% due 10/25/2033 , 1M Libor + 4.88%	2,842,505
6,862,903	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2004 FR1, 5.100% due 5/25/2034	7,026,348
14,370,000	Ameriquest Mortgage Securities Inc Asset Backed Pass-Through Ctfs Ser 2005-R11, 2.009% due 1/25/2036, 1M Libor + 0.68%	12,050,561
5,880,167	Ameriquest Mortgage Securities Inc Asset Backed 2.829% due 3/25/2035	2,101,538
2,672,531	Ameriquest Asset-Backed Pass Through Certificates Series 2003-1, 5.413% due 2/25/2033	1,961,668
769,865	Ameriquest Asset-Backed Pass Through Certificates Series 2003-1, 6.878% due 2/25/2033, 1M Libor + 5.55%	574,743
1,463,429	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-1A1, 1M Libor + 2.25%	1,066,348
3,607,916	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.828% due 5/25/2034, 1M Libor + 4.50%	2,132,938
2,199,964	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 4.029% due 5/25/2034, 1M Libor + 2.70%	1,670,012
3,630,097	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 4.554% due 8/25/2034, 1M Libor + 3.23%	3,452,338
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.299% due 9/25/2034, 1M Libor + 1.92%	1,652,747
1,405,587	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.179% due 9/25/2034, 1M Libor + 1.80%	1,065,408
2,907,002	Ameriquest Asset-Backed Pass Through Certificates 2004-R9, 3.429% due 10/25/2034, 1M Libor + 2.10%	1,624,341
4,988,827	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 3.159% due 7/25/2035, 1M Libor + 1.83%	1,911,426
6,000,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 2.379% due 7/25/2035, 1M Libor + 1.05%	4,098,113
12,600,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R6, 2.479% due 8/25/2035, 1M Libor + 1.15%	4,175,183
10,196,436	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 3.059% due 9/25/2035, 1M Libor + 0.73%	3,191,808
3,315,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 1.979% due 9/25/2035, 1M Libor + 0.65%	2,552,660
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R8, 2.019% due 10/25/2035, 1M Libor + 0.69%	5,426,402
1,405,427	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.829% due1/25/2036, 1M Libor + 1.45%	202,209
26,084,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.069% due 1/25/2036, 1M Libor + 0.69%	19,951,033
1,784,068	Ameriquest Mortgage Securities Inc Series 2003-6, 7.328% due 5/25/2033, 1M Libor + 6.00%	959,608
10,537,318	Ameriquest Mortgage Securities Series 2006-R1, 1.939% due 3/25/2036, 1M Libor + 0.56%	3,969,998
13,750,000	Ameriquest Mortgage Securities Series 2006-R1, 1.819% due 3/25/2036, 1M Libor + 0.44%	11,463,759
282,593	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.874% due 6/25/2028, 1M Libor + 0.50%	271,536
507,199	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 3.179% due 11/25/2029, 1M Libor + 1.85%	481,722
619,586	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W1, 6.577% due 3/25/2034, 1M Libor + 5.25%	528,672
1,190,837	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W1, 6.203% due 3/25/2034, 1M Libor + 4.88%, 144A	719,747

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
66,119	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W6, 6.203% due 5/25/2034, 1M Libor + 4.88%, 144A	$67,346
18,000,000	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W3, 1.789% due 11/25/2035, 1M Libor + 0.46%	12,336,521
22,287,201	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W5, 1.789% due 1/25/2036, 1M Libor + 0.46%	12,512,322
36,588,439	Argent Securities Inc. 1.859% due 10/25/2035	21,396,290
3,512,969	Argent Securities Trust 2006-W1, 1.789% due 3/25/2036 , 1M Libor + 0.41%	613,335
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1.969% due 11/25/2035, 1M Libor + 0.64%	14,450,527
28,451,026	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6 1.559% due 11/25/2036, 1M Libor + 0.23%	21,865,106
8,834,865	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 2.379% due 6/25/2035, 1M Libor + 1.05%	3,410,533
954,857	Asset-Backed Pass Through Certificates 2002-3, 4.554% due 8/25/2032, 1M Libor + 3.23%	553,462
1,555,688	Asset-Backed Pass-Through Certificates Series 2004-R12, 3.129% due 1/25/2035, 1M Libor + 1.89%	1,246,863
5,050,803	Asset-Backed Pass-Through Certificates Series 2005-R2, 2.499% due 4/25/2035, 1M Libor + 1.17%	3,303,224
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 2.579% due 7/25/2035, 1M Libor + 1.80%	5,758,886
2,324,897	Banc of America Funding 2004-B Trust, 3.600% due 12/20/2034	2,086,098
721,085	Banc of America Funding 2004-C Trust, 2.401% due 12/20/2034, 1M Libor + 0.90%	717,592
3,862,003	Banc of America Mortgage 2004-K Trust, 3.563% due 12/25/2034	2,274,506
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 3.214% due 2/28/2041, 1M Libor + 1.65%	5,324,419
3,169,956	Bear Stearns ALT-A Trust 2004-1, 3.412% due 2/25/2034	2,000,209
733,595	Bear Stearns ALT-A Trust 2004-3, 2.184% due 4/25/2034, 1M Libor + 0.86%	700,753
344,829	Bear Stearns ARM Trust 2002-12, 3.433% due 1/25/2033	321,617
36,356	Bear Stearns ARM Trust 2003-8, 3.574% due 1/25/2034	33,992
962,364	Bear Stearns ARM Trust 2004-7, 3.750% due 10/25/2034	918,294
2,618,331	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 3.877% due 12/25/2034, 1M Libor + 2.55%	1,640,912
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CLI, 1.958% due 9/25/2034, 1M Libor + 0.63%	2,728,823
16,094,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 2.074% due 12/25/2035, 1M Libor + 0.51%	10,832,884
9,000,000	Carrington Mortgage Loan Trust Series 2005-NC3 2.029% due 6/25/2035, 1M Libor + 0.70%	6,478,194
15,328,300	Carrington Mortgage Loan Trust Series 2005-OPT2, 3.129% due 5/25/2035, 1M Libor + 1.80%	9,872,300
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1.629% due 7/25/2036, 1M Libor + 0.30%	19,824,370
18,265,127	Carrington Mortgage Loan Trust Series 2006-NC1, 1.799% due 1/25/2036, 1M Libor + 0.42%	13,304,123
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1.599% due 6/25/2036, 1M Libor + 0.27%	3,133,792
12,131,977	Carrington Mortgage Loan Trust Series 2006-NC4, 1.629% due 10/25/2036, 1M Libor + 0.30%	2,428,770
5,145,121	Carrington Mortgage Loan Trust Series 2006-NC5, 1.389% due 1/25/2037, 1M Libor + 0.06%	4,764,805
4,000,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1.699% due 2/25/2036, 1M Libor + 0.37%	2,575,460
4,856,519	Carrington Mortgage Loan Trust Series 2006-RFC1, 1.619% due 5/25/2036, 1M Libor + 0.29%	2,939,662
11,813,911	Carrington Mortgage Loan Trust Series 2007-RFC1, 1.589% due 12/25/2036, 1M Libor + 0.26%	1,283,633
1,256,358	Centex Home Equity Loan Trust 2002-C, 2.479% due 9/25/2032, 1M Libor + 1.15%	937,720
770,982	Centex Home Equity Loan Trust 2002-D, 2.449% due 12/25/2032, 1M Libor + 1.07%	703,238
1,394,508	Centex Home Equity Loan Trust 2004-B, 3.654% due 3/25/2034, 1M Libor + 2.33%	139,831
3,252,644	Centex Home Equity Loan Trust 2004-C, 3.429% due 6/25/2034, 1M Libor + 2.10%	934,438
727,803	Centex Home Equity Loan Trust 2004-D, 2.359% due 9/25/2034, 1M Libor + 1.03%	597,769
2,825,156	Centex Home Equity Loan Trust 2005-B, 2.349% due 3/25/2035, 1M Libor + 1.02%	1,788,193
9,622,645	Centex Home Equity Loan Trust 2005-D, 2.527% due 10/25/2035, 1M Libor + 1.20%	7,595,528
17,000,000	Centex Home Equity Loan Trust 2006-A, 1.699% due 10/25/2035, 1M Libor + 0.37%	12,353,096
100,000,000	CIT Mortgage Loan Trust 2007-1 3.302% due 12/25/2021, 1M Libor + 1.75%, , 144A	50,016,260
21,761,000	CIT Mortgage Loan Trust 2007-1 3.302% due 10/25/2037, 1M Libor + 1.75%, 144A	8,352,396
5,383,659	Citigroup Mortgage Loan Trust 2006-AMC1, 1.618% due 9/25/2036, 1M Libor + 0.29%	1,647,017
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1.708% due 8/25/2036, 1M Libor + 0.38%	1,852,762
7,799,214	Citigroup Mortgage Loan Trust 2006-NC1, 1.619% due 8/25/2036 , 1M Libor + 0.29%	3,138,776
294,805	Citigroup Mortgage Loan Trust 2007-10 3.934% due 9/25/2037	239,724
3,762,166	Citigroup Mortgage Loan Trust 2007-AHL1, 1.599% due 12/25/2036	2,143,601
7,019,492	Citigroup Mortgage Loan Trust 2007-AMC4, 1.629% due 5/25/2037	4,310,515
10,605,627	Citigroup Mortgage Loan Trust 2007-WFHE2, 1.978% due 3/25/2037	7,094,629
2,301,000	Citigroup Mortgage Loan Trust, Inc., 5.829% due 12/25/2033, 1M Libor + 4.50%	2,001,791
2,000,000	Citigroup Mortgage Loan Trust, Inc., 2.449% due 7/25/2035, 1M Libor + 1.12%	1,770,477
1,437,000	Citigroup Mortgage Loan Trust, Inc., 3.827% due 7/25/2037, 1M Libor + 2.50%	1,129,974
4,175,381	Conseco Financial Corp., 7.240% due 11/15/2028	3,330,438
5,488,719	Conseco Financial Corp., 6.980% due 9/1/2030	4,576,114
230,558	Countrywide Asset-Backed Certificates, 7.004% due 10/25/2032, 1M Libor + 5.63%, 144A	209,073
505,314	Countrywide Asset-Backed Certificates, 2.779% due 3/25/2033, 1M Libor + 1.45%, 144A	489,199
672,571	Countrywide Asset-Backed Certificates, 5.829% due 11/25/2033, 1M Libor + 4.50%, 144A	677,713
4,650,000	Countrywide Asset-Backed Certificates, 2.479% due 12/25/2035, 1M Libor + 1.15%	2,348,164
7,200,000	Countrywide Asset-Backed Certificates, 2.588% due 1/25/2036, 1M Libor + 1.00%	2,997,176
8,842,827	Countrywide Asset-Backed Certificates, 2.329% due 1/25/2036, 1M Libor + 0.84%	2,160,581
3,200,000	Countrywide Asset-Backed Certificates, 2.058% due 4/25/2036, 1M Libor + 0.73%	1,667,074
4,131,072	Countrywide Asset-Backed Certificates, 1.769% due 7/25/2036, 1M Libor + 0.39%	1,879,756

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
9,883,047	Countrywide Asset-Backed Certificates, 1.637% due 1/25/2037, 1M Libor + 0.31%	$2,924,250
19,429,205	Countrywide Asset-Backed Certificates, 1.577% due 6/25/2037, 1M Libor + 0.25%	6,108,245
4,973,577	Countrywide Asset-Backed Certificates, 1.669% due 6/25/2037, 1M Libor + 0.34%	1,917,150
38,331,654	Countrywide Asset-Backed Certificates, 1.599% due 11/25/2037, 1M Libor + 0.27%	13,721,183
14,000,000	Countrywide Asset-Backed Certificates, 1.762% due 1/25/2045, 1M Libor + 0.29%	11,391,054
20,688,091	Countrywide Asset-Backed Certificates, 1.558% due 5/25/2047, 1M Libor + 0.23%	4,215,914
30,510,000	Countrywide Asset-Backed Certificates, 1.577% due 6/25/2047, 1M Libor + 0.25%	11,831,256
14,073,729	Countrywide Asset-Backed Certificates, 1.589% due 6/25/2047, 1M Libor + 0.26%	7,753,013
6,800,000	Countrywide Asset-Backed Certificates, 1.629% due 6/25/2047, 1M Libor + 0.30%	4,478,300
10,000,000	Countrywide Asset-Backed Certificates, 1.629% due 6/25/2047, 1M Libor + 0.30%	6,743,898
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 5.229% due 4/25/2034, 1M Libor + 3.85%	1,026,451
2,146,598	Credit-Based Asset Servicing & Securitization LLC, 5.829% due 3/25/2033, 1M Libor + 4.50%, 144A	841,581
824,165	Credit-Based Asset Servicing & Securitization LLC, 4.178% due 10/25/2034,1M Libor + 2.85%, 144A	699,703
4,992,386	Credit-Based Asset Servicing & Securitization LLC, 2.529% due 7/25/2035, 1M Libor + 1.20%, 144A	1,570,612
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 2.019% due 7/25/2035, 1M Libor + 0.69%	1,576,624
5,935,272	Credit-Based Asset Servicing & Securitization LLC, 1.779% due 7/25/2035, 1M Libor + 0.45%	2,931,738
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 5.096% due 9/25/2035, 144A	3,614,222
2,065,564	Credit-Based Asset Servicing & Securitization LLC, 1.819% due 12/25/2035, 1M Libor + 0.44%	553,944
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 7.250% due 3/25/2046, 144A	1,391,491
1,478,942	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18, 3.087% due 7/25/2033	1,319,353
1,669,426	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, 3.488% due 10/25/2033	1,104,135
4,104,629	CWABS Asset-Backed Certificates Trust 2004-7, 3.427% due 10/25/2034, 1M Libor + 2.10%	1,758,669
3,000,000	CWABS Asset-Backed Certificates Trust 2005-11, 2.048% due 2/25/2036, 1M Libor + 0.72%	982,492
18,700,000	CWABS Asset-Backed Certificates Trust 2005-14, 2.109% due 4/25/2036, 1M Libor + 0.78%	13,273,810
9,157,193	CWABS Asset-Backed Certificates Trust 2005-16, 2.089% due 5/25/2036, 1M Libor + 0.76%	3,685,421
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 2.299% due 8/25/2047, 1M Libor + 0.97%	14,066,780
2,009,330	Delta Funding Home Equity Loan Trust 1999-1, 6.800% due 3/15/2028	1,484,475
3,016,706	Delta Funding Home Equity Loan Trust 1999-2, 7.370% due 8/15/2030	1,306,981
1,452,090	Delta Funding Home Equity Loan Trust 2000-3, 8.390% due 11/15/2030	1,138,974
20,953,070	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR1, 1.569% due 1/25/2047, 1M Libor + 0.24%	16,874,295
1,450,056	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1.827% due 4/15/2036, 1M Libor + 0.35%, 144A	1,124,680
4,245,000	EMC Mortgage Loan Trust, 3.578% due 1/25/2041, 1M Libor + 2.25%, 144A	2,987,410
11,166,481	Encore Credit Receivables Trust 2005-2, 2.354% due 11/25/2035 , 1M Libor + 0.98%	7,134,933
3,419,981	Encore Credit Receivables Trust 2005-3, 3.084% due 10/25/2035 , 1M Libor + 1.76%	2,044,128
6,238,703	Encore Credit Receivables Trust 2005-4, 2.029% due 1/25/2036, 1M Libor + 0.70%	3,772,955
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 6.428% due 10/25/2034 , 1M Libor + 5.10%	1,626,349
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 3.128% due 4/25/2035, 1M Libor + 1.80%	1,490,360
2,346,436	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	1,177,109
1,033,476	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	923,482
2,500,000	FFMLT Trust 2005-FF2, 2.379% due 3/25/2035, 1M Libor + 1.05%	1,240,686
1,468,274	Finance America Mortgage Loan Trust 2004-3, 3.029% due 11/25/2034, 1M Libor + 1.65%	1,149,959
599,430	First Franklin Mortgage Loan Trust 2003-FF1, 4.004% due 3/25/2033, 1M Libor + 2.63%	581,869
1,337,665	First Franklin Mortgage Loan Trust 2003-FF4, 3.804% due 10/25/2033, 1M Libor + 2.48%	735,367
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 3.204% due 3/25/2034, 1M Libor + 1.88%	1,373,899
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 3.579% due 6/25/2034 , 1M Libor + 2.25%	707,400
2,366,878	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 9/25/2034	1,549,973
997,136	First Franklin Mortgage Loan Trust 2004-FFH4, 4.029% due 1/25/2035, 1M Libor + 2.70%	563,159
3,289,367	First Franklin Mortgage Loan Trust 2005-FF5, 2.529% due 5/25/2035, 1M Libor + 1.20%	1,592,790
18,769,404	First Franklin Mortgage Loan Trust 2005-FF9, 2.138% due 10/25/2035, 1M Libor + 0.54%	15,845,951
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1.839% due 1/25/2036, 1M Libor + 0.46%	9,084,049
12,000,000	First Franklin Mortgage Loan Trust 2006-FF4, 1.689% due 3/25/2036, 1M Libor + 0.36%	8,653,781
8,071,797	First Franklin Mortgage Loan Trust 2006-FF7, 1.579% due 5/25/2036, 1M Libor + 0.25%	5,093,905
7,830,174	First Franklin Mortgage Loan Trust 2006-FF9, 1.579% due 6/25/2036, 1M Libor + 0.25%	2,821,125
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 5.079% due 6/25/2035, 1M Libor + 3.75%, 144A	535,108
3,085,110	Fremont Home Loan Trust 2004-4, 2.829% due 3/25/2035, 1M Libor + 1.50%	1,088,792
2,084,930	Fremont Home Loan Trust 2004-4, 2.754% due 3/25/2035, 1M Libor + 1.43%	1,581,883
436,477	Fremont Home Loan Trust 2004-4, 2.244% due 3/25/2035, 1M Libor + 0.92%	329,984
1,546,313	Fremont Home Loan Trust 2004-D, 2.324% due 11/25/2034, 1M Libor + 0.95%	1,395,729
9,259,690	Fremont Home Loan Trust 2005-1, 3.128% due 6/25/2035, 1M Libor + 1.80%	1,986,389
13,340,000	Fremont Home Loan Trust 2005-2, 2.304% due 6/25/2035, 1M Libor + 0.98%	5,588,470
6,848,532	Fremont Home Loan Trust 2005-A, 2.379% due 1/25/2035, 1M Libor + 1.05%	1,109,586
5,897,696	Fremont Home Loan Trust 2005-A, 2.319% due 7/25/2035, 1M Libor + 0.99%	1,674,481
9,106,522	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 2.019% due 10/25/2035, 1M Libor + 0.69%	4,931,834

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1.919% due 7/25/2035, 1M Libor + 0.59%	$1,295,588
2,558,296	GSAA Home Equity Trust 2004-8, 3.054% due 9/25/2034, 1M Libor + 1.73%	2,362,381
3,513,823	GSAA Home Equity Trust 2004-11, 2.752% due 12/25/2034, 1M Libor + 1.43%	2,841,296
1,858,596	GSAA Home Equity Trust 2005-5, 3.789% due 2/25/2035, 1M Libor + 2.55%	676,106
5,241,000	GSAATrust, 2.099% due 6/25/2035, 1M Libor + 0.77%	2,811,192
4,968,487	GSAMP Trust 2005-AHL2, 1.769% due 12/25/2035, 1M Libor + 0.44%	2,611,568
13,275,600	GSAMP Trust 2005-HE4, 2.274% due 7/25/2045, 1M Libor + 0.95%	9,554,229
5,610,813	GSAMP Trust 2005-HE5, 2.079% due 11/25/2035, 1M Libor + 0.70%	2,205,157
17,814,174	GSAMP Trust 2006-HE3, 1.519% due 5/25/2046, 1M Libor + 0.28%	10,922,707
7,927,308	GSAMP Trust 2006-HE5, 1.629% due 8/25/2036, 1M Libor + 0.30%	4,965,178
6,298,698	GSAMP Trust 2006-HE8, 1.579% due 1/25/2037, 1M Libor + 0.25%	3,310,837
2,305,521	GSAMP Trust 2006-SD2, 1.799% due 5/25/2046, 1M Libor + 0.47%, 144A	1,150,684
3,000,000	GSAMP Trust 2007-HSBC1, 3.579% due 2/25/2047, 1M Libor + 2.25%	3,063,943
3,669,698	GSR Mortgage Loan Trust 2004-12, 3.714% due 12/25/2034	2,383,339
29,001	GSR Mortgage Loan Trust 2005-7F, 1.829% due 9/25/2035, 1M Libor + 0.50%	27,854
1,130,373	GSR Mortgage Loan Trust 2005-AR3, 2.079% due 5/25/2035, 1M Libor + 0.75%	879,125
494,782	GSRPM Mortgage Loan Trust 2003-1, 4.979% due 1/25/2032, 1M Libor + 3.65%	494,330
1,218,245	GSRPM Mortgage Loan Trust Series 2004-1, 4.879% due 9/25/2042, 1M Libor + 3.50%, , 144A	1,004,559
697,297	HarborView Mortgage Loan Trust 2004-3, 3.370% due 5/19/2034	562,314
782,947	HarborView Mortgage Loan Trust 2004-4, 2.055% due 6/19/2034, 1M Libor + 0.56%	729,699
3,316,847	HarborView Mortgage Loan Trust 2005-15, 1.708% due 10/20/2045, 1M Libor + 0.37%	2,646,931
3,637,549	HarborView Mortgage Loan Trust 2006-12, 1.588% due 1/19/2038, 1M Libor + 0.25%	2,325,634
2,378,504	Home Equity Asset Trust, 3.498% due 2/25/2034 , 1M Libor + 2.17%	1,923,347
5,243,701	Home Equity Asset Trust, 2.572% due 5/25/2035 , 1M Libor + 1.25%	3,934,391
1,460,232	Home Equity Asset Trust 2003-4, 4.936% due 10/25/2033 , 1M Libor + 4.50%	867,863
12,419,495	Home Equity Asset Trust 2005-7, 1.828% due 1/25/2036 , 1M Libor + 0.50%	7,680,279
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 3.279% due 3/25/2035, 1M Libor + 1.95%	5,479,366
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 2.529% due 8/25/2035, 1M Libor + 1.20%	2,910,957
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1.939% due 10/25/2035, 1M Libor + 0.61%	4,562,239
21,029,084	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1.799% due 3/25/2036, 1M Libor + 0.47%	8,728,752
8,630,325	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1.779% due 3/25/2036, 1M Libor + 0.40%	2,811,737
21,713,780	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1.689% due 6/25/2036, 1M Libor + 0.36%	9,825,318
7,850,523	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1.619% due 8/25/2036, 1M Libor + 0.29%	2,026,346
1,209,887	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,272,723
5,000,000	HSI Asset Securitization Corp Trust 2005-OPT1, 1.829% due 11/25/2035, 1M Libor + 0.45%	3,603,230
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1.919% due 12/25/2035, 1M Libor + 0.54%	8,772,239
28,000,000	HSI Asset Securitization Corp Trust 2006-OPT4, 0.741% due 3/25/2036, 1M Libor + 0.31%	22,439,570
692,926	Impac CMB Trust Series 2004-10, 2.184% due 3/25/2035, 1M Libor + 0.86%	544,099
44,825	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.758% due 10/25/2034	42,832
486,190	IndyMac INDX Mortgage Loan Trust 2004-AR9, 2.078% due 11/25/2034, 1M Libor + 0.84%	471,654
71,872	Irwin Home Equity Loan Trust 2002-1, 4.613% due 2/25/2029, 1M Libor + 2.25%	71,063
1,580,433	IXIS Real Estate Capital Trust 2005-HE2, 2.414% due 9/25/2035, 1M Libor + 1.04%	668,867
5,251,493	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 2.394% due 6/25/2035, 1M Libor + 1.07%	3,119,993
3,500,000	JP Morgan Mortgage Acquisition Corp 2005-OPT2, 2.039% due 12/25/2035, 1M Libor + 0.71%	2,655,464
4,471,275	JP Morgan Mortgage Trust 2005-A5, 3.542% due 8/25/2035	3,481,725
646,787	Long Beach Mortgage Loan Trust 2001-1, 4.413% due 4/21/2031, 1M Libor + 3.08%	785,390
2,608,781	Long Beach Mortgage Loan Trust 2003-1, 7.239% due 3/25/2033, 1M Libor + 6.00%	1,817,764
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 3.179% due 9/25/2034, 1M Libor + 1.80%	954,734
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 2.879% due 9/25/2034, 1M Libor + 1.50%	1,077,223
1,586,221	Mastr Adjustable Rate Mortgages Trust 2004-5, 3.373% due 7/25/2034	1,264,170
1,471,403	Mastr Alternative Loan Trust 2002-2, 7.136% due 10/25/2032	492,204
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 7.104% due 5/25/2033, 1M Libor + 5.78%	1,697,602
502,302	Mastr Asset Backed Securities Trust 2004-OPT2, 3.279% due 9/25/2034, 1M Libor + 1.95%	425,008
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 3.129% due 10/25/2034, 1M Libor + 1.80%	765,450
566,249	Mastr Asset Backed Securities Trust 2005-NC1, 3.623% due 12/25/2034, 1M Libor + 2.30%	633,928
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 3.189% due 6/25/2035, 1M Libor + 1.86%	889,909
4,265,325	Mastr Asset Backed Securities Trust 2007-HE1, 1.629% due 5/25/2037, 1M Libor + 0.30%	1,407,688
901,537	Mastr Specialized Loan Trust, 2.938% due 7/25/2035, 1M Libor + 1.75%, 144A	824,183
1,462,000	Mastr Specialized Loan Trust, 2.579% due 11/25/2035, 1M Libor + 1.25%, , 144A	908,842
1,491,658	Meritage Mortgage Loan Trust 2004-2, 3.104% due 1/25/2035, 1M Libor + 1.73%	1,052,236
2,083,992	Meritage Mortgage Loan Trust 2005-2, 2.124% due 11/25/2035, 1M Libor + 0.80%	2,023,798
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 4.777% due 9/25/2032, 1M Libor + 3.45%	1,299,813
26,798	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.488% due 12/25/2032, 1M Libor + 1.63%	26,756

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
230,701	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 3.090% due 2/25/2033, 1M Libor + 1.50%	$226,435
2,069,399	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 3.504% due 7/25/2034, 1M Libor + 2.18%	1,899,149
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 3.354% due 6/25/2035, 1M Libor + 2.03%	2,271,974
766,544	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 2.334% due 3/25/2030, 1M Libor + 1.01%	555,274
5,374,817	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, 3.122% due 2/25/2036	2,101,404
1,693,421	Metropolitan Asset Funding, Inc., 6.000% due 2/20/2027	1,439,408
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 2.089% due 9/25/2034, 1M Libor + 0.76%	576,524
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 6.629% due 7/25/2034, 1M Libor + 5.25%	888,259
2,172,561	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.979% due 1/25/2035, 1M Libor + 1.65%	1,013,791
2,170,823	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.679% due 1/25/2035, 1M Libor + 1.35%	2,066,230
6,550,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 2.124% due 7/25/2035, 1M Libor + 0.89%	4,851,797
21,597,713	Morgan Stanley ABS Capital I Inc Trust 2005-HE7, 1.799% due 11/25/2035, 1M Libor + 0.47%	13,768,631
5,293,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 2.394% due 3/25/2035, 1M Libor + 1.07%	3,107,104
9,714,460	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 3.129% due 6/25/2035, 1M Libor + 1.80%	2,367,404
3,881,111	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 2.394% due 7/25/2035, 1M Libor + 1.07%	784,958
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1.759% due 12/25/2035, 1M Libor + 0.38%	2,751,663
14,692,000	Morgan Stanley ABS Capital I Inc Trust 2007-HE7, 3.239% due 7/25/2037, 1M Libor + 2.00%	10,669,160
6,622,236	Morgan Stanley Capital I Inc Trust 2006-NC2, 1.689% due 2/25/2036, 1M Libor + 0.36%	4,980,591
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 6.953% due 2/25/2033, 1M Libor + 5.63%	1,588,708
5,489,352	Morgan Stanley Home Equity Loan Trust 2005-2, 2.444% due 5/25/2035, 1M Libor + 1.07%	3,492,313
2,231,550	Morgan Stanley Home Equity Loan Trust 2005-3, 2.289% due 8/25/2035, 1M Libor + 0.96%	872,526
233,349	Morgan Stanley Mortgage Loan Trust 2004-7AR, 3.405% due 9/25/2034	232,067
1,855,000	Morgan Stanley Mortgage Loan Trust 2005-6AR, 2.479% due 11/25/2035, 1M Libor + 1.15%	1,797,476
5,433,210	Nationstar Home Equity Loan Trust 2007-A, 1.699% due 3/25/2037, 1M Libor + 0.37%	2,037,081
6,022,071	Nationstar Home Equity Loan Trust 2007-B, 1.799% due 4/25/2037, 1M Libor + 0.47%	1,115,360
1,915,000	New Century Home Equity Loan Trust, 5.650% due 8/25/2034	1,744,991
11,062,828	New Century Home Equity Loan Trust 2005-1, 2.454% due 3/25/2035, 1M Libor + 1.13%	7,858,395
4,580,623	New Century Home Equity Loan Trust 2006-2, 1.639% due 8/25/2036, 1M Libor + 0.31%	2,479,794
294,629	New Century Home Equity Loan Trust Series 2003-5, 2.129% due 11/25/2033, 1M Libor + 0.80%	238,498
25,343,208	New Century Home Equity Loan Trust Series 2005-B, 1.819% due 10/25/2035, 1M Libor + 0.49%	17,813,105
9,992,708	New Century Home Equity Loan Trust Series 2005-C, 1.829% due 12/25/2035, 1M Libor + 0.45%	4,990,721
1,390,000	New Century Home Equity Loan Trust Series 2005-D, 1.799% due 2/25/2036, 1M Libor + 0.47%	1,001,123
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,254
18,232	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	18,534
1,238,844	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1.699% due 3/25/2036, 1M Libor + 0.37%	1,103,228
15,534,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1.629% due 7/25/2036, 1M Libor + 0.30%	7,564,092
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 3.238% due 5/25/2033, 1M Libor + 2.00%	3,037,903
514,922	NovaStar Mortgage Funding Trust Series 2003-2, 2.453% due 9/25/2033, 1M Libor + 1.13%	514,919
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.929% due 3/25/2035, 1M Libor + 2.55%	9,008,650
16,249,658	NovaStar Mortgage Funding Trust Series 2007-2, 1.629% due 9/25/2037, 1M Libor + 0.30%	9,540,932
5,861,663	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1.809% due 12/25/2035, 1M Libor + 0.43%	4,777,358
3,085,394	Option One Mortgage Loan Trust 2005-3, 2.334% due 8/25/2035, 1M Libor + 1.01%	847,565
7,500,000	Option One Mortgage Loan Trust 2006-1, 1.759% due 1/25/2036, 1M Libor + 0.38%	4,412,586
4,091,914	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1.929% due 11/25/2035, 1M Libor + 0.60%	1,335,272
2,792,651	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1.959% due 12/25/2035, 1M Libor + 0.58%	573,474
11,735,688	Option One Mortgage Loan Trust 2007-CP1, 1.629% due 3/25/2037, 1M Libor + 0.30%	711,311
1,002,316	Ownit Mortgage Loan Trust Series 2005-1, 2.499% due 9/25/2035, 1M Libor + 1.17%	820,070
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 3.054% due 10/25/2034, 1M Libor + 1.73%	1,171,058
15,791,957	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 3.429% due 12/25/2034, 1M Libor + 2.10%	10,274,042
2,626,539	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WCW2, 4.254% due 10/25/2034, 1M Libor + 2.93%	262,275
6,346,905	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WCW2, 3.504% due 10/25/2034, 1M Libor + 2.18%	4,333,805
7,333,569	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WHQ2, 3.329% due 2/25/2035, 1M Libor + 1.95%	4,753,201
3,099,568	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2004-WWF, 3.404% due 12/25/2034 , 1M Libor + 2.03%	2,726,594
2,252,939	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 2.349% due 7/25/2035, 1M Libor + 1.02%	840,106
17,250,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1.969% due 8/25/203, 1M Libor + 0.64%	8,779,298
8,630,438	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 3.204% due 3/25/2035, 1M Libor + 1.88%	4,252,879
1,931,307	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 3.179% due 6/25/2035, 1M Libor + 1.80%	1,107,701
15,051,573	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1.939% due 9/25/2035, 1M Libor + 0.61%	6,324,349
5,395,584	Park Place Securities Inc Series 2005-WCW1, 2.039% due 9/25/2035, 1M Libor + 0.66%	2,105,522
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,136,459
6,072,213	Popular ABS Mortgage Pass-Through Trust 2006-B, 1.829% due 5/25/2036, 1M Libor + 0.50%	2,216,537
1,251,855	Popular ABS Mortgage Pass-Through Trust 2007-A, 1.639% due 6/25/2047, 1M Libor + 0.31%	606,890
6,343,758	Quest Trust, 4.554% due 6/25/2034, 1M Libor + 3.23%, 144A	4,960,993

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
2,000,000	Quest Trust, 4.854% due 9/25/2034, 1M Libor + 3.53%, 144A	$1,673,026
4,638,000	RAAC Series 2006-RP4 Trust, 3.329% due 1/25/2046, 1M Libor + 2.00%, , 144A	4,274,923
2,000,000	RAAC Series 2007-SP1 Trust, 2.329% due 3/25/2037, 1M Libor + 1.00%	1,664,444
22,565,462	RAAC Series 2007-SP3 Trust, 3.579% due 9/25/2047, 1M Libor + 2.25%	14,033,698
149,137	RAMP Series 2002-RS3 Trust, 2.304% due 6/25/2032, 1M Libor + 0.98%	137,406
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,015,921
3,910,478	RAMP Series 2004-RS12 Trust, 3.954% due 12/25/2034, 1M Libor + 2.63%	2,706,423
2,334,044	RAMP Series 2005-EFC1 Trust, 2.579% due 5/25/2035, 1M Libor + 1.20%	1,152,611
250,000	RAMP Series 2005-EFC3 Trust, 3.009% due 8/25/2035, 1M Libor + 1.12%	230,457
7,363,000	RAMP Series 2005-EFC4 Trust, 2.379% due 9/25/2035, 1M Libor + 0.70%	5,406,114
2,681,529	RAMP Series 2005-EFC6 Trust, 2.009% due 11/25/2035, 1M Libor + 0.95%	1,083,559
3,000,000	RAMP Series 2005-EFC6 Trust, 1.969% due 11/25/2035, 1M Libor + 0.89%	2,694,315
2,847,686	RAMP Series 2005-RS8 Trust, 1.929% due 9/25/2035, 1M Libor + 0.60%	1,991,785
3,173,524	RAMP Series 2005-RZ2 Trust, 2.579% due 5/25/2035, 1M Libor + 1.25%	2,439,701
4,440,136	RAMP Series 2006-EFC1 Trust, 1.919% due 2/25/2036, 1M Libor + 0.54%	2,602,474
7,680,000	RAMP Series 2006-NC3 Trust, 1.689% due 3/25/2036, 1M Libor + 0.36%	5,738,154
2,208,909	RAMP Series 2006-RS1 Trust, 1.789% due 1/25/2036, 1M Libor + 0.41%	497,256
5,000,000	RAMP Series 2006-RS2 Trust, 1.769% due 3/25/2036, 1M Libor + 0.39%	2,765,464
7,911,999	RAMP Series 2006-RZ3 Trust, 1.709% due 8/25/2036, 1M Libor + 0.38%	5,988,774
14,136,721	RAMP Series 2006-RZ4 Trust, 1.709% due 10/25/2036, 1M Libor + 0.38%	8,995,666
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	415,772
1,150,970	RASC Series 2004-KS3 Trust, 2.904% due 4/25/2034, 1M Libor + 1.58%	1,023,860
2,597,804	RASC Series 2004-KS6 Trust, 3.099% due 7/25/2034, 1M Libor + 1.77%	1,749,792
1,860,914	RASC Series 2005-EMX1 Trust, 5.778% due 3/25/2035, 1M Libor + 4.50%, 144A	1,602,424
1,392,486	RASC Series 2005-EMX2 Trust, 4.029% due 7/25/2035, 1M Libor + 1.80%	277,034
3,535,254	RASC Series 2005-EMX3 Trust, 2.409% due 9/25/2035, 1M Libor + 0.72%	1,576,021
1,410,234	RASC Series 2005-KS1 Trust, 3.204% due 2/25/2035, 1M Libor + 1.88%	790,653
2,198,000	RASC Series 2005-KS5 Trust, 3.254% due 6/25/2035, 1M Libor + 1.88%	1,635,637
1,260,684	RASC Series 2005-KS6 Trust, 3.879% due 7/25/2035, 1M Libor + 1.70%	1,031,349
3,250,000	RASC Series 2005-KS9 Trust, 2.579% due 10/25/2035, 1M Libor + 1.25%	1,221,605
2,593,410	RASC Series 2006-EMX1 Trust, 1.849% due 1/25/2036, 1M Libor + 0.47%	1,291,143
7,691,076	RASC Series 2006-EMX2 Trust, 1.799% due 2/25/2036, 1M Libor + 0.42%	4,323,349
12,875,079	RASC Series 2006-EMX3 Trust, 1.824% due 4/25/2036, 1M Libor + 0.33%	9,108,461
7,819,635	RASC Series 2006-EMX4 Trust, 1.609% due 6/25/2036, 1M Libor + 0.28%	4,417,012
3,903,085	RASC Series 2006-KS1 Trust, 1.909% due 2/25/2036, 1M Libor + 0.53%	2,443,666
5,398,912	RASC Series 2006-KS2 Trust, 1.879% due 3/25/2036, 1M Libor + 0.50%	2,810,413
8,358,237	RASC Series 2006-KS4 Trust, 1.629% due 6/25/2036, 1M Libor + 0.30%	5,270,477
16,074,000	RASC Series 2007-KS1 Trust, 1.569% due 1/25/2037, 1M Libor + 0.24%	8,257,694
17,077,411	RASC Series 2007-KS2 Trust, 1.589% due 2/25/2037, 1M Libor + 0.26%	10,775,476
20,000,000	RASC Series 2007-KS3 Trust, 1.709% due 4/25/2037, 1M Libor + 0.38%	11,262,548
588,873	Renaissance Home Equity Loan Trust 2003-2, 4.807% due 8/25/2033	543,472
6,113,840	Renaissance Home Equity Loan Trust 2004-3, 5.284% due 11/25/2034	5,340,952
13,363,530	Renaissance Home Equity Loan Trust 2005-1, 5.405% due 5/25/2035	4,859,514
4,846,736	Renaissance Home Equity Loan Trust 2005-2, 5.101% due 8/25/2035	1,741,918
1,439,201	RFMSI Series 2005-SA1 Trust, 3.549% due 3/25/2035	684,443
566,707	SASCO Mortgage Loan Trust 2003-GEL1, 5.828% due 10/25/2033, 1M Libor + 4.50%	462,691
191,499	Saxon Asset Securities Trust 2003-3, 4.304% due 12/25/2033, 1M Libor + 2.93%	164,880
2,149,653	Saxon Asset Securities Trust 2005-2, 2.084% due 10/25/2035, 1M Libor + 0.71%	1,357,354
5,200,000	Saxon Asset Securities Trust 2005-4, 1.949% due 11/25/2037, 1M Libor + 0.62%	2,090,454
10,218,044	Saxon Asset Securities Trust 2006-2, 1.649% due 9/25/2036, 1M Libor + 0.32%	4,123,822
8,000,000	Saxon Asset Securities Trust 2006-2, 1.629% due 9/25/2036, 1M Libor + 0.30%	6,289,326
10,206,591	Saxon Asset Securities Trust 2007-3, 2.279% due 9/25/2047, 1M Libor + 0.90%	1,591,789
21,892,000	Saxon Asset Securities Trust 2007-3, 2.179% due 9/25/2047, 1M Libor + 0.80%	14,051,501
1,189,568	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 3.159% due 1/25/2035, 1M Libor + 1.83%	1,069,332
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.969% due 10/25/2035, 1M Libor + 0.64%	4,239,280
10,437,078	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.999% due 10/25/2035, 1M Libor + 0.67%	640,442
2,500,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 2.579% due 10/25/2035, 1M Libor + 1.20%	1,294,735
1,775,932	Security National Mortgage Loan Trust 2005-1, 1.729% due 2/25/2035, 1M Libor + 0.40%, 144A	1,525,695
1,500,000	Security National Mortgage Loan Trust 2005-2, 7.572% due 2/25/2036, 144A	1,064,031
1,149,463	Sequoia Mortgage Trust 2003-3 2.313% due 7/20/2033, 1M Libor + 0.98%	875,501
2,586,242	Sequoia Mortgage Trust 2004-10, 2.251% due 11/20/2034, 1M Libor + 0.75%	2,224,700
29,047,252	Sequoia Mortgage Trust 2004-10, 0.541% due 11/20/2034	309,716
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1.919% due 10/25/2035, 1M Libor + 0.59%	3,900,642

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Principal ($)		Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 99.1%
1,415,765	Soundview Home Loan Trust 2005-1, 3.279% due 4/25/2035, 1M Libor + 1.95%	$1,315,835
1,300,715	Soundview Home Loan Trust 2005-A, 2.679% due 4/25/2035, 1M Libor + 1.35%	1,293,426
5,321,456	Soundview Home Loan Trust 2005-OPT1, 2.429% due 6/25/2035, 1M Libor + 1.05%	1,934,966
4,542,879	Soundview Home Loan Trust 2005-OPT1, 2.204% due 6/25/2035, 1M Libor + 0.83%	3,105,227
8,802,000	Soundview Home Loan Trust 2005-OPT2, 2.304% due 8/25/2035, 1M Libor + 0.98%	5,268,034
1,787,500	Soundview Home Loan Trust 2005-OPT3, 2.009% due 11/25/2035, 1M Libor + 0.68%	606,137
9,891,850	Soundview Home Loan Trust 2006-1, 1.789% due 2/25/2036, 1M Libor + 0.41%	3,575,817
1,486,893	Soundview Home Loan Trust 2006-EQ1, 1.579% due 10/25/2036, 1M Libor + 0.25%	704,255
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1.674% due 3/25/2036, 1M Libor + 0.35%	2,940,461
37,390,502	Soundview Home Loan Trust 2006-OPT2, 1.629% due 5/25/2036, 1M Libor + 0.30%	19,918,462
53,599,816	Soundview Home Loan Trust 2006-OPT5, 1.579% due 7/25/2036, 1M Libor + 0.25%	25,919,483
72,855	Soundview Home Loan Trust 2007-OPT2, 1.509% due 7/25/2037, 1M Libor + 0.13%	72,767
4,826,700	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1.769% due 12/25/2036, 1M Libor + 0.39%	1,484,548
25,479,876	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1.478% due 6/25/2037, 1M Libor + 0.15%	18,267,351
2,213,650	Structured Asset Investment Loan Trust 2004-BNC2, 3.053% due 12/25/2034, 1M Libor + 1.73%	1,827,521
23,658,000	Structured Asset Investment Loan Trust 2005-1, 2.469% due 2/25/2035, 1M Libor + 1.14%, 144A	15,716,826
11,117,815	Structured Asset Investment Loan Trust 2005-6, 2.304% due 7/25/2035, 1M Libor + 0.98%	7,427,385
9,534,936	Structured Asset Investment Loan Trust 2005-8, 2.079% due 10/25/2035, 1M Libor + 0.75%	5,234,198
3,674,277	Structured Asset Investment Loan Trust 2005-9, 1.779% due 11/25/2035, 1M Libor + 0.45%	1,953,121
3,492,319	Structured Asset Investment Loan Trust 2005-HE2, 2.108% due 7/25/2035, 1M Libor + 0.78%	2,359,251
35,000,000	Structured Asset Investment Loan Trust 2005-HE2, 2.063% due 9/25/2035, 1M Libor + 0.74%	28,861,238
328,445	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.957% due 10/19/2034	320,253
3,265,502	Structured Asset Mortgage Investments Trust 2002-AR4, 2.320% due 2/19/2033, 1M Libor + 0.83%	2,413,368
6,876,000	STRUCTURED ASSET SECURITIES ADJ$ 02/25/2036, 2.278% due 2/25/2036, 1M Libor + 0.95%	4,285,607
1,380,879	Structured Asset Securities Corp 2005-NC1, 3.278% due 2/25/2035, 1M Libor + 1.30%	738,491
1,628,177	Structured Asset Securities Corp 2005-RMS1, 2.077% due 2/25/2035, 1M Libor + 0.75%	1,329,354
288,100	Structured Asset Securities Corp 2005-WF1, 3.233% due 2/25/2035, 1M Libor + 1.91%	244,610
1,769,744	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 5.078% due 7/25/2035, 1M Libor + 3.75%, 144A	1,055,147
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 3.879% due 11/25/2035, 1M Libor + 2.50%	1,751,569
5,453,541	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL1, 3.629% due 11/25/2035, M Libor + 2.25%, 144A	4,264,216
19,553,195	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1.629% due 4/25/2036, 1M Libor + 0.30%	13,664,299
4,547,858	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1.627% due 8/25/2046, 1M Libor + 0.30%, 144A	1,593,052
7,988,000	Terwin Mortgage Trust 2006-1, 1.869% due 1/25/2037, 1M Libor + 0.49%, 144A	4,958,270
10,915,488	Terwin Mortgage Trust 2006-5, 1.598% due 7/25/2037, 1M Libor + 0.36%, , 144A	8,087,657
7,425,000	Terwin Mortgage Trust 2006-7, 1.599% due 7/25/2037, 1M Libor + 0.27%, , 144A	5,147,671
3,551,000	Terwin Mortgage Trust 2007-QHL1, 2.738% due 10/25/2038, 1M Libor + 1.50%, , 144A	2,101,089
2,962,669	Terwin Mortgage Trust Series TMTS 2005-6HE, 2.529% due 4/25/2036, 1M Libor + 1.20%	2,286,624
933,113	Thornburg Mortgage Securities Trust 2004-2, 2.329% due 6/25/2044, 1M Libor + 1.00%	596,259
757,000	Truman Capital Mortgage Loan Trust, 4.829% due 3/25/2037, 1M Libor + 3.50%, , 144A	762,348
268,030	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.987% due 11/25/2042, Cost Of Funds 11th District + 1.25%	261,886
2,412,454	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 3.448% due 10/25/2033	1,782,483
2,314,559	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 3.049% due 4/25/2035	1,554,871
3,071,794	Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1.688% due 4/25/2036, 1M Libor + 0.36%	1,114,080
5,286,545	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1.778% due 5/25/2036, 1M Libor + 0.45%	3,763,318
11,765,628	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1.679% due 7/25/2036, 1M Libor + 0.35%	4,757,146
12,090,752	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1.599% due 1/25/2037, 1M Libor + 0.17%	9,070,798
424,593	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.309% due 1/25/2035	405,700
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.928% due 4/25/2035, 1M Libor + 0.60%	51,826
26,029	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.423% due 6/25/2034	25,793
4,133,580	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 3.373% due 6/25/2035	3,589,783
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,482,544,826)	1,567,485,410

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
	PRIVATE PLACEMENTS - 0.1%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** + (Cost $1,900,000)	$1,899,118

	TOTAL INVESTMENTS - 99.9% (Cost $1,496,208,701) (a)	$1,580,880,611
	OTHER ASSETS LESS LIABILITIES - 0.1%	120,455
	NET ASSETS - 100.0%	$1,581,001,066

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,496,208,701 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	108,922,650
	Unrealized Depreciation:	(24,250,740)
	Net Unrealized Appreciation:	84,671,910

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
** Illiquid security. Total illiquid securities represents 0.12% of net assets as of December 31, 2017.
+ Fair Valued by the Board in good faith.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2017, 144A securities amounted to $152,990,191 or 9.68% of net assets and are deemed liquid by the Board of Trustees.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 6,702,065	$ 4,794,018	$ 11,496,083
Non-Agency Residential Mortgage Backed Securities	-	1,567,485,410	-	1,567,485,410
Private Placements	-	-	1,899,118	1,899,118
Total	$ -	$ 1,574,187,475	$ 6,693,136	$ 1,580,880,611

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Placements	Asset Backed Securities
Beginning Balance	$1,899,838	$4,844,843
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(720)	(50,825)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Proceeds from Principal Paydowns	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$1,899,118	$4,794,018

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

	Contracts	Notional Amount	Exercise Price	Expiration	Value +
PURCHASED CALL OPTIONS - 1.3%
S&P500 E-MINI 3rd week	80	$ 10,660,000	$ 2,665.00	1/22/2018	$ 109,600
S&P500 E-MINI Option	2	266,500	2,665.00	2/1/2018	3,220
S&P500 E-MINI Option	60	8,220,000	2,740.00	2/1/2018	5,400
S&P500 E-MINI 3rd week	44	5,962,000	2,710.00	2/20/2018	31,900
S&P500 E-MINI 3rd week	160	21,880,000	2,735.00	2/20/2018	51,200
S&P500 E-MINI Option	132	17,985,000	2,725.00	3/1/2018	83,160
TOTAL (Cost $440,805)					284,480

PURCHASED PUT OPTIONS - 5.3%
S&P E-MINI 1st week	440	53,680,000	2,440.00	1/8/2018	9,900
S&P E-MINI 1st week	30	3,892,500	2,595.00	1/8/2018	2,175
S&P E-MINI 2nd week	560	68,460,000	2,445.00	1/16/2018	35,000
S&P E-MINI 2nd week	144	17,820,000	2,475.00	1/16/2018	10,080
S&P E-MINI 3rd week	510	61,837,500	2,425.00	1/22/2018	45,900
S&P E-MINI 3rd week	44	5,401,000	2,455.00	1/22/2018	4,620
S&P E-MINI 3rd week	60	7,575,000	2,525.00	1/22/2018	9,600
S&P E-MINI 3rd week	20	2,575,000	2,575.00	1/22/2018	4,950
S&P E-MINI 3rd week	80	10,500,000	2,625.00	2/20/2018	80,000
S&P E-MINI 3rd week	164	21,566,000	2,630.00	2/20/2018	171,380
S&P E-MINI 3rd week	84	11,109,000	2,645.00	2/20/2018	100,380
S&P E-MINI 3rd week	44	5,830,000	2,650.00	2/20/2018	55,220
S&P E-MINI 4th week	132	16,005,000	2,425.00	1/29/2018	14,850
S&P E-MINI 4th week	165	20,171,250	2,445.00	1/29/2018	20,625
S&P500 E-MINI Option	88	11,484,000	2,610.00	3/1/2018	95,700
S&P500 E-MINI Option	44	5,775,000	2,625.00	3/1/2018	53,680
S&P500 E-MINI Option	80	9,900,000	2,475.00	3/19/2018	52,400
S&P500 E-MINI Option	220	249,150,000	22,650.00	3/19/2018	412,500
TOTAL (Cost $1,293,922)					1,178,960

Shares					Value
	SHORT-TERM INVESTMENTS - 89.1%
	MONEY MARKET FUND - 5.4%
1,174,058	Fidelity Investments Money Market Treasury Portfolio - Class I to yield 0.97% *				1,174,058

Principal ($)					Fair Value
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 83.7%
400,000	United States Treasury Bill, 0.000% due 2/1/2018				399,650
1,000,000	United States Treasury Bill, 0.000% due 3/1/2018				998,356
1,000,000	United States Treasury Bill, 0.000% due 3/29/2018				997,512
2,000,000	United States Treasury Bill, 0.000% due 4/26/2018				1,993,153
2,000,000	United States Treasury Bill, 0.000% due 5/24/2018				1,991,252
1,550,000	United States Treasury Bill, 0.000% due 6/21/2018				1,541,831
2,000,000	United States Treasury Bill, 0.000% due 7/19/2018				1,987,350
3,100,000	United States Treasury Bill, 0.000% due 8/16/2018				3,075,100

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal ($)					Fair Value
	U.S. GOVERNMENT TREASURY OBLIGATIONS (continued) ^ - 83.7%
3,700,000	United States Treasury Bill, 0.000% due 9/13/2018				$ 3,664,709
750,000	United States Treasury Bill, 0.000% due 10/11/2018				740,626
1,000,000	United States Treasury Bill, 0.000% due 11/8/2018				986,570
					18,376,109

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,550,167)				19,550,167

	TOTAL INVESTMENTS - 95.7% (Cost $21,284,894) (a)				$ 21,013,607
	OPTIONS WRITTEN - (7.2) % (Proceeds - $1,819,787)				(1,590,765)
	OTHER ASSETS LESS LIABILITIES - 11.5%				2,529,431
	NET ASSETS - 100%				$ 21,952,273

	Contracts	Notional Amount	Exercise Price	Expiration	Value +
WRITTEN CALL OPTIONS - (1.7)%
S&P E-MINI 3rd week	80	$ 10,640,000	$ 2,660.00	1/22/2018	$ 124,000
S&P E-MINI 3rd week	20	2,700,000	2,700.00	1/22/2018	7,400
S&P E-MINI 3rd week	140	19,075,000	2,725.00	1/22/2018	11,900
S&P E-MINI 3rd week	120	16,500,000	2,750.00	1/22/2018	2,700
S&P500 E-MINI Option	1	131,000	2,620.00	2/1/2018	3,410
S&P500 E-MINI Option	82	11,398,000	2,780.00	2/1/2018	1,640
S&P500 E-MINI Option	60	8,400,000	2,800.00	2/1/2018	750
S&P E-MINI 3rd week	22	2,937,000	2,670.00	2/20/2018	40,370
S&P E-MINI 3rd week	80	10,800,000	2,700.00	2/20/2018	76,000
S&P E-MINI 3rd week	40	5,500,000	2,750.00	2/20/2018	7,400
S&P E-MINI 3rd week	88	12,320,000	2,800.00	2/20/2018	3,520
S&P500 E-MINI Option	66	8,877,000	2,690.00	3/1/2018	96,030
TOTAL (Proceeds $419,922)					375,120

WRITTEN PUT OPTIONS - (5.5)%
E-MINI SP M Week	66	8,332,500	2,525.00	1/3/2018	990
E-MINI SP M Week	44	5,720,000	2,600.00	1/4/2018	880
S&P E-MINI 1st week	440	55,880,000	2,540.00	1/8/2018	19,800
S&P E-MINI 2nd week	560	71,680,000	2,560.00	1/16/2018	68,600
S&P E-MINI 2nd week	144	18,540,000	2,575.00	1/16/2018	20,160
S&P E-MINI 3rd week	40	4,550,000	2,275.00	1/22/2018	1,400
S&P E-MINI 3rd week	40	4,700,000	2,350.00	1/22/2018	2,300
S&P E-MINI 3rd week	60	7,125,000	2,375.00	1/22/2018	4,050
S&P E-MINI 3rd week	60	7,350,000	2,450.00	1/22/2018	6,150
S&P E-MINI 3rd week	20	2,475,000	2,475.00	1/22/2018	2,300
S&P E-MINI 3rd week	20	2,500,000	2,500.00	1/22/2018	2,700
S&P E-MINI 3rd week	530	67,575,000	2,550.00	1/22/2018	102,025
S&P E-MINI 3rd week	44	5,654,000	2,570.00	1/22/2018	10,340
S&P E-MINI 4th week	132	16,830,000	2,550.00	1/29/2018	34,320
S&P E-MINI 4th week	165	21,161,250	2,565.00	1/29/2018	49,500
S&P500 E-MINI Option	20	2,375,000	2,375.00	2/1/2018	2,000

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal ($)					Fair Value
WRITTEN PUT OPTIONS(continued) - (5.5)%
S&P E-MINI 3rd week	80	9,600,000	2,400.00	2/20/2018	$ 16,800
S&P E-MINI 3rd week	44	5,643,000	2,565.00	2/20/2018	26,840
S&P E-MINI 3rd week	82	11,070,000	2,700.00	2/20/2018	176,300
S&P E-MINI 3rd week	42	5,691,000	2,710.00	2/20/2018	101,640
S&P500 E-MINI Option	44	5,918,000	2,690.00	3/1/2018	94,600
S&P500 E-MINI Option	22	2,970,000	2,700.00	3/1/2018	52,250
S&P500 E-MINI Option	80	9,300,000	2,325.00	3/19/2018	24,800
S&P500 E-MINI Option	154	18,095,000	2,350.00	3/19/2018	53,900
S&P500 E-MINI Option	220	26,950,000	2,450.00	3/19/2018	126,500
S&P500 E-MINI Option	220	28,050,000	2,550.00	3/19/2018	214,500
TOTAL (Proceeds $1,399,865)					1,215,645

		TOTAL WRITTEN OPTIONS (Proceeds $1,819,787)			1,590,765

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,114,362 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 430,830
				Unrealized depreciation	(2,122,350)
				Net unrealized depreciation	$ (1,691,520)
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
+ The amount represents the fair value of derivative instruments subject to equity risk exposure as of December 31, 2017.
^ Zero Coupon Bonds.
# All or a portion of this investment is segregated as collateral for option contracts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of December 31, 2017, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$284,480	$-	$-	$284,480
Purchased Put Options	1,178,960	-	-	1,178,960
Short-Term Investment	19,550,167	-	-	19,550,167
Total	$21,013,607	$-	$-	$21,013,607
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$375,120	$-	$-	$375,120
Written Put Options	1,215,645	-	-	1,215,645
Total	$1,590,765	$-	$-	$1,590,765

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2017
Shares		Value
	COMMON STOCKS - 92.3%
	AEROSPACE & DEFENSE - 2.5%
7,509	Textron, Inc.	$424,934

	ELECTRICAL EQUIPMENT - 17.0%
10,000	ABB Ltd.	268,035
11,085	Allied Motion Technologies, Inc.	366,803
8,966	Cognex Corp.	548,360
28,000	Daihen Corp.	265,459
900	Keyence Corp.	504,288
3,257	Renishaw PLC	230,209
1,702	Rockwell Automation, Inc.	334,188
800	SMC Corp.	329,374
		2,846,716
	HEALTH CARE FACILITIES & SERVICES - 0.9%
68,018	Ekso Bionics Holdings, Inc. *	144,878

	MACHINERY - 37.5%
21,500	AIDA Engineering Ltd.	263,382
29,951	ATS Automation Tooling Systems, Inc. *	371,713
4,844	Cargotec Oyj	274,547
10,500	Daifuku Co Ltd.	572,304
3,400	FANUC Corp.	816,724
372,176	Fastbrick Robotics Limited *	61,131
11,300	Harmonic Drive Systems, Inc.	661,047
2,931	John Bean Technologies Corp.	324,755
2,725	Kardex AG	334,438
3,786	Krones AG	520,544
3,385	KUKA AG	492,440
9,800	Omron Corp.	584,607
17,900	Yaskawa Electric Corp.	788,935
8,000	Yushin Precision Equipment Co., Ltd.	228,318
		6,294,885
	MANUFACTURED GOODS - 3.0%
38,000	Nachi-Fujikoshi Corp.	255,020
6,700	THK Co Ltd.	251,585
		506,605
	MEDICAL EQUIPMENT & DEVICES - 21.2%
48,135	Accuray, Inc. *	206,980
342,917	Corindus Vascular Robotics, Inc. *	346,346
20,900	CYBERDYNE, Inc. *	360,115
1,985	Intuitive Surgical, Inc. *	724,406
10,799	Mazor Robotics Ltd. * - ADR	557,228
37,773	Restoration Robotics, Inc. *	173,756
17,911	Smith & Nephew PLC	312,071

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2017
Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 21.2%
1,507	Tecan Group AG	$313,462
288,078	TransEnterix, Inc. *	555,991
		3,550,355
	SEMICONDUCTORS - 4.9%
17,421	Brooks Automation, Inc.	415,491
21,300	Fuji Machine Manufacturing Co. Ltd.	409,361
		824,852
	SOFTWARE - 2.3%
24,150	Nuance Communications, Inc. *	394,852

	TECHNOLOGY SERVICES - 3.0%
69,000	Fujitsu Ltd.	491,667

	TOTAL COMMON STOCKS (Cost $15,466,571)	15,479,744

	SHORT-TERM INVESTMENT - 8.3%
	MONEY MARKET FUND - 8.3%
1,400,359	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 1.02% ** (Cost $1,400,359)	1,400,359

	TOTAL INVESTMENTS - 100.6% (Cost $16,866,930) (a)	$16,880,103
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(101,108)
	NET ASSETS - 100%	$16,778,995

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,866,930 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$54,556
	Unrealized Depreciation:	(41,383)
	Net Unrealized Appreciation:	$13,173

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
ADR - American depositary receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,479,744	$ -	$ -	$ 15,479,744
Short-Term Investment	1,400,359	-	-	1,400,359
Total	$ 16,880,103	$ -	$ -	$ 16,880,103

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/28/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/28/2018